RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

17.    RELATED PARTY TRANSACTIONS

Related parties are those entities that directly, or indirectly through other entities, have control over another, are under the same controlling party or may have significant influence on another entity’s financial or operating decisions.

Grupo Supervielle controls another entity when it has power over other entities’ financial and operating decisions and also receives benefits from such entity. The subsidiaries that Grupo Supervielle has control are detailed in Note 1.2. On the other hand, Grupo Supervielle considers that it has joint control when there is an agreement to share control of an entity and decisions about relevant activities require unanimous consent of the parties sharing control.

Finally, those cases in which Grupo Supervielle has significant influence is due to the power to influence the financial and operating decisions of another entity but not being able to exercise control over them. To determine these situations, not only the legal aspects are observed, but also the nature and substantiation of the relationship.

Furthermore, the key personnel of Grupo Supervielle’s Management (Board of Directors members and Managers of Grupo Supervielle and its subsidiaries) are considered as related parties.

Controlling Interest

The majority shareholder of the Group is Mr. Julio Patricio Supervielle, who has established his domicile at 330 Reconquista Street, in the Autonomous City of Buenos Aires. Mr. Julio Patricio Supervielle is the main shareholder of Grupo Supervielle. Julio Patricio Supervielle´s interest in share capital and votes of Grupo Supervielle as of December 31, 2024 and December 31, 2023 is 24.60% and 29.86% respectively.

Remuneration of key personnel

The remuneration received by the key personnel of Grupo Supervielle as of December 31, 2024 and 2023 amounts to $16,621 million of pesos and $11,552 million of pesos, respectively.

Transactions with related parties

The financings, including those that were restructured, were granted in the normal course of business and on substantially the same terms, including interest rates and guarantees, as those in force at the time to grant credit to non-related parties. Likewise, they did not imply a risk of bad debts greater than normal nor did they present any other type of unfavorable conditions.

The following table presents the aggregate amounts of total consolidated financial exposure of the Bank to related parties, the number of recipients, the average amounts and the single largest exposures as of December 31, 2024 and 2023:

	As of	As of
	December 31, 2024	December 31, 2023 (*)
Aggregate total financial exposure	5,161,033	1,778,169
Number of recipient related parties	79	80
(a) Individuals	67	68
(b) Companies	12	12
Average total financial exposure	65,330	22,227
Single largest exposure	2,238,987	1,387,195
(*) Historical values as of December 31, 2023, without adjusment for inflation.